Share Based Payments - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Compensation Related Costs [Abstract]
Unrecognized compensation cost related to nonvested share-based compensation	$ 0.4
Unrecognized compensation cost related to nonvested share-based compensation, weighted average period for recognition	1 year 8 months 12 days